COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Future Rentals of Premises under Operating Leases) (Details) - Rental of premises [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Other Commitments [Line Items]
2016	$ 6,116
2017	5,320
2018	3,883
2019	3,466
2020	3,410
2021	442
Future minimum rentals	$ 22,637